Redeemable Convertible Preferred Stock - Additional information (Detail) $ / shares in Units, $ in Thousands									1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Oct. 06, 2020 $ / shares shares	Sep. 17, 2020 USD ($) $ / shares shares	Sep. 01, 2020 USD ($) $ / shares	Nov. 27, 2019 USD ($) shares	Sep. 06, 2018 $ / shares shares	Oct. 27, 2016 USD ($) $ / shares shares	Jul. 11, 2016 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Aug. 27, 2019 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2020 shares	Nov. 30, 2019 shares	Aug. 31, 2019 $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2017 shares
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, par or stated value per share | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001
Proceeds from issuance of Series B preferred stock and tranche liability | $															$ 35,826	$ 47,303	$ 53,328
Payments of stock issuance costs | $															$ 563
Preferred stock dividend per share | $ / shares																	$ 0.064
Preferred stock, shares outstanding									0				0		0
Proceeds from issuance of series A-1 preferred stock and tranche liability | $															$ 35,826	$ 47,303	$ 53,328
Warrants or rights, number of shares called									71,544				71,544		71,544		71,544
Common Stock Warrants [Member]
Redeemable Noncontrolling Interest [Line Items]
Exercise price of warrants | $ / shares									$ 1.21			$ 1.21	$ 1.21		$ 1.21		$ 1.21
Warrants or rights, number of shares called									71,544			57,239	71,544		71,544		71,544
Series A-1 Tranche Rights [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from issuance of Series B preferred stock and tranche liability | $																	$ 1,876
Proceeds from issuance of series A-1 preferred stock and tranche liability | $																	$ 1,876
Common Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible preferred stock, shares									14,951,519				14,951,519		14,951,519
Subsequent Event [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001
Issuance of Series B preferred stock (Shares)			41,690,117
Share price | $ / shares			$ 0.8597
Proceeds from issuance of Series B preferred stock and tranche liability | $			$ 35,800
Gross proceeds from issuance initial public offering | $	$ 98,400
Preferred stock, shares outstanding		0
Issuance of series A-1 preferred stock(shares)			41,690,117
Issuance of series A-2 preferred stock(shares)			41,690,117
Proceeds from issuance of series A-1 preferred stock and tranche liability | $			$ 35,800
Subsequent Event [Member] | Common Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible preferred stock, shares		14,951,519
Subsequent Event [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Gross proceeds from issuance initial public offering | $	50,000
Market capitalization | $	$ 200,000
Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized									180,725,292				180,725,292		180,725,292		180,725,292
Temporary equity, par value | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Temporary equity, liquidation preference per share | $ / shares									$ 0.80				$ 0.80		$ 0.80
Preferred stock voting rights															Each share of Series B and Series A-1 were entitled to the number of votes equal to the number of shares of common stock into which each share of Series B and Series A-1 were convertible at the time of such vote.		Each share of Series B and Series A-1 are entitled to the number of votes equal to the number of shares of common stock into which each share of Series B and Series A-1 are convertible at the time of such vote.
Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, conversion ratio		0.0827
Series A One Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized									76,500,000				76,500,000		76,500,000		76,500,000	77,000,000
Temporary equity, par value | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares issued									76,500,000				76,500,000		76,500,000		76,500,000	76,500,000
Temporary equity, shares outstanding									76,499,992				76,499,992	76,499,992	76,499,992	76,499,992	76,499,992	76,499,992	76,499,992			76,499,992	46,068,750
Convertible preferred stock, shares									6,328,894				6,328,894		6,328,894		6,328,894
Issuance of Series B preferred stock (Shares)																		30,599,992
Share price | $ / shares									$ 0.80				$ 0.80		$ 0.80		$ 0.80
Temporary equity, liquidation preference | $									$ 68,436				$ 68,436		$ 68,436		$ 63,739	$ 63,739
Minimum outstanding shares required for voting rights									2,250,000				2,250,000		2,250,000		2,250,000
Preferred stock dividend per share | $ / shares															$ 0.064
Issuance of series A-1 preferred stock(shares)																		30,599,992
Issuance of series A-2 preferred stock(shares)																		30,599,992
Series A One Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)								21,165,626
Share price | $ / shares								$ 1.04
Issuance of series A-1 preferred stock(shares)								21,165,626
Issuance of series A-2 preferred stock(shares)								21,165,626
Series A One Redeemable Convertible Preferred Stock [Member] | Series A-1 Tranche Rights [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)							1,500,000	16,137,499			22,665,626	4,612,500
Share price | $ / shares						$ 0.80	$ 0.80	$ 0.80			$ 0.80	$ 1.00
Proceeds from issuance of Series B preferred stock and tranche liability | $							$ 1,200	$ 12,900			$ 18,100	$ 4,600
Payments of stock issuance costs | $												$ 400
Issuance of series A-1 preferred stock(shares)							1,500,000	16,137,499			22,665,626	4,612,500
Issuance of series A-2 preferred stock(shares)							1,500,000	16,137,499			22,665,626	4,612,500
Proceeds from issuance of series A-1 preferred stock and tranche liability | $							$ 1,200	$ 12,900			$ 18,100	$ 4,600
Purchase of series A-1 preferred stock(shares)						30,599,992
Convertible securities, conversion ratio								1.25
Series A One Redeemable Convertible Preferred Stock [Member] | Investors [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares outstanding						168,750
Convertible preferred stock, shares						13,959
Series A One Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)								22,086,537
Issuance of series A-1 preferred stock(shares)								22,086,537
Issuance of series A-2 preferred stock(shares)								22,086,537
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized									104,225,000				104,225,000		104,225,000		104,225,000	0			92,477,021
Temporary equity, par value | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares issued									104,225,000				104,225,000		104,225,000		62,535,000	0
Temporary equity, shares outstanding									104,225,000				104,225,000	55,486,215	104,225,000	55,486,215	62,535,000	0	62,535,183
Convertible preferred stock, shares									8,622,625				8,622,625		8,622,625		5,173,569
Preferred stock, shares authorized																	104,225,300
Issuance of Series B preferred stock (Shares)													41,690,117	55,486,215			62,535,183
Share price | $ / shares									$ 0.8597				$ 0.8597		$ 0.8597		$ 0.8597				$ 0.8597
Temporary equity, additional shares authorized																				11,748,279
Payments of stock issuance costs | $					$ 400
Temporary equity, liquidation preference | $									$ 94,492				$ 94,492		$ 94,492		$ 55,326	$ 55,326
Preferred stock, conversion basis															one share of common stock for every 10 shares of Series B		one share of common stock for every 10 shares of Series B.
Preferred stock dividend per share | $ / shares															$ 0.06877		$ 0.06877
Issuance of series A-1 preferred stock(shares)													41,690,117	55,486,215			62,535,183
Issuance of series A-2 preferred stock(shares)													41,690,117	55,486,215			62,535,183
Series B Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)					7,048,968
Proceeds from issuance of Series B preferred stock and tranche liability | $					$ 6,100					$ 47,700
Issuance of series A-1 preferred stock(shares)					7,048,968
Issuance of series A-2 preferred stock(shares)					7,048,968
Proceeds from issuance of series A-1 preferred stock and tranche liability | $					$ 6,100					$ 47,700
Series B Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of consent or vote required for conversion of preferred Shares		68.00%
Series B Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)					7,048,968					55,486,215
Share price | $ / shares																					$ 0.8597
Proceeds from issuance of Series B preferred stock and tranche liability | $					$ 6,100					$ 47,700
Issuance of series A-1 preferred stock(shares)					7,048,968					55,486,215
Issuance of series A-2 preferred stock(shares)					7,048,968					55,486,215
Proceeds from issuance of series A-1 preferred stock and tranche liability | $					$ 6,100					$ 47,700
Series B Redeemable Convertible Preferred Stock [Member] | Tranche Two [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)									41,690,117				41,690,177		41,690,117		41,690,117
Share price | $ / shares				$ 0.8597					$ 0.8597				$ 0.8597		$ 0.8597		$ 0.8597
Proceeds from issuance of Series B preferred stock and tranche liability | $				$ 35,800											$ 35,800		$ 35,800
Issuance of series A-1 preferred stock(shares)									41,690,117				41,690,177		41,690,117		41,690,117
Issuance of series A-2 preferred stock(shares)									41,690,117				41,690,177		41,690,117		41,690,117
Proceeds from issuance of series A-1 preferred stock and tranche liability | $				$ 35,800											$ 35,800		$ 35,800
Series A Two Redeemable Convertible Preferred Stock [Member] | Series A-2 Tranche Rights [Member]
Redeemable Noncontrolling Interest [Line Items]
Issuance of Series B preferred stock (Shares)							1,538,462
Share price | $ / shares							$ 1.04
Issuance of series A-1 preferred stock(shares)							1,538,462
Issuance of series A-2 preferred stock(shares)							1,538,462